FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

32)  FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

a)  Accounting policy

a.1) Financial assets

Initial recognition and measurement

On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.

The classification of financial assets at initial recognition depends on the contractual cash flow characteristics of the financial asset and the business model for the management of these assets.

For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it needs to generate cash flows that are “exclusively payments of principal and interest” on the principal amount outstanding. This assessment is carried out at the level of each financial instrument.

Financial assets with cash flows that are not exclusively payments of interest principal are classified and measured at fair value through profit or loss, regardless of the business model adopted.

The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both. Financial assets classified and measured at amortized cost are maintained in a business plan with the objective of maintaining financial assets in order to obtain contractual cash flows while financial assets classified and measured at fair value against other comprehensive income are maintained in a business model. with the objective of obtaining contractual cash flows and for the purpose of sale.

The Company’s consolidated financial assets include cash and cash equivalents, trade accounts receivable,financial investments and derivative financial instruments.

Subsequent measurement

Subsequent measurement of financial assets depends on their classification, as follows:

Financial assets at fair value through profit or loss: these assets are subsequently measured at fair value. Net income, including interest, is recognized directly in income.

Financial assets at amortized cost: these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in income. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at fair value through other comprehensive income: these assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, and foreign exchange gains and losses and impairment are recognized in profit or loss. Other net income is recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the statement of income.

Derecognition

A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when:

●	The rights to receive the cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from it has assumed obligation to pay the received cash flows in full without material delay to a third part under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Company and its subsidiaries apply an impairment model for financial assets based on expected credit losses, using a simplified method for certain short and long-term assets (commercial receivables, lease receivables and contractual assets).

Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose, the Company and its subsidiaries use matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Company and its subsidiaries assess the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.

a.2) Financial liabilities

Initial recognition and measurement

Upon initial recognition, a financial liability is classified into the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) derivatives designated as hedge instruments in an effective hedge, as appropriate.

Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.

The Company’s consolidated financial liabilities include trade accounts payable, loans and financing, debentures, leases,5G licenses and derivative financial instruments.

Subsequent measurement

Measurement of financial liabilities depends on their classification, as follows:

●	Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the statement of income when incurred.
●	Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of income at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.

Derecognition

A financial liability is derecognized when the obligation has been revoked, cancelled or expired.

When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the statement of income.

a.3) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; and (ii) in the absence of a principal market, in the most advantageous market for that asset or liability.

The Company and or its subsidiaries must have access to the principal (or most advantageous) market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.

Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.

The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

For assets and liabilities recurrently recognized in the financial statements, the Company determines whether there were transfers between the hierarchy levels, revaluating the classification (based on the lowest level input that is significant to the overall fair value measurement) at the end of each reporting period.

The Company and its subsidiaries assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. Both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values.

The fair values of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

●	Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: valuation techniques for which there is a significantly lower level of information to measure the fair value directly or indirectly observable; and
●	Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.

During the periods shown in the tables below, there were no transfers of fair value assessments between the levels mentioned.

a.4) Financial instruments – net

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.

a.5) Derivative financial instruments and hedge accounting

A hedge relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements: (i) there is an economic relationship between the hedged item and the hedging instrument; (ii) the credit risk effect does not influence the changes in value that result from this economic relationship; and (iii) the hedge ratio of the hedging relationship is the same as that resulting from the amount of the hedged item that the entity effectively protects and the amount of the hedge instrument that the Company effectively uses to protect that amount of hedged item.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the hedged risk, the nature of the risks excluded from the hedge relationship, the prospective statement of hedge effectiveness and how the Company shall assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk.

On the inception initial recognition of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and strategy for undertaking the hedge.

The Company uses derivative financial instruments, such as currency and interest rate swaps or currency non- deliverable forward contracts to hedge against currency risks.

Derivative financial instruments designated in hedge transactions are initially recognized at fair value on the date on which the derivative contract is entered into, and subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive and as financial liabilities when the fair value of the instrument is negative.

Any gains or losses resulting from changes in fair value of derivatives during the year are posted directly to the statement of income, except for the effective portion of cash flow hedges, which is recognized directly in equity as other comprehensive income and subsequently reclassified to P&L when the hedged item affects P&L.

For the purpose of hedge accounting, hedges are classified as cash flow hedges and fair value hedges. The Company’s contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the profit or loss and fair value when they provide protection against exposure to changes in the fair value of the identified part of certain liabilities that is attributable to a particular risk (exchange variation) and may affect the profit or loss.

Cash flow hedges

Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the statement of income.

When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gains or loss component is recognized in financial income (expenses).

Amounts recorded in other comprehensive income are immediately transferred to the statement of income when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.

Fair value hedges

Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the statement of income as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the statement of income, as finance costs.

For fair value hedges relating to items carried at amortized cost, any adjustment to carrying amount is amortized through profit or loss over the remaining term of the hedge using the effective interest method. The effective interest rate amortization may begin as soon as any adjustment exists and no later than the point that the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the statement of income.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

Classification between current and non-current

Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.

When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.

The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.

Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.

b) Critical estimates and judgments

When the fair value of financial assets and liabilities stated in the balance sheet cannot be obtained in active markets, it will be determined using valuation techniques, including the discounted cash flow method. Data for these methods is based on those adopted in the market, whenever possible. However, when this is not feasible, a certain level of judgment is required for fair value determination. Judgment includes consideration of the inputs used, such as liquidity risk, credit risk and volatility. Changes in the assumptions about these factors could affect the reported fair value of financial instruments.

c) Derivative transactions

The derivative financial instruments contracted by the Company are mainly used for hedging against foreign exchange risk from assets and liabilities in foreign currency and the effects of inflation on leases indexed to the IPCA. There are no derivative financial instruments held for speculative purposes, possible currency risks are hedged.

Management believes that the Company’s internal controls for its derivatives are adequate to control risks associated with each strategy for the market. Gains/losses obtained or sustained by the Company in relation to its derivatives show that its risk management has been appropriate.

As long as these derivative contracts qualify for hedge accounting, the hedged item is adjusted to fair value, offsetting the result of the derivatives, pursuant to the rules of hedge accounting. This hedge accounting applies both to financial liabilities and probable cash flows in foreign currency.

Derivatives contracts include specific penalties for breach of contract. Breach of contract provided for in agreements made with financial institutions leads to the anticipated liquidation of the contract.

On December 31, 2021 and 2020, the Company held no embedded derivatives contracts.

c.1) Fair value of derivative financial instruments

The valuation method used to calculate the fair value of financial liabilities (if applicable) and derivative financial instruments was the discounted cash flow method, based on expected settlements or realization of liabilities and assets at market rates prevailing at the balance sheet date.

The fair values of positions in Reais are calculated by projecting future inflows from transactions using B3 yield curves and discounting these flows to present value using market DI rates for swaps announced by B3.

The market values of foreign exchange derivatives were obtained using the market exchange rates in effect at the balance sheet date and projected market rates obtained from the currency’s coupon-rate yield curves. The linear convention of 360 calendar days was used to determine coupon rates of positions indexed in foreign currencies, while the exponential convention of 252 business days was used to determine coupon rates for positions indexed to CDI rates.

Consolidated derivatives financial instruments shown below are registered with B3 and classified as swaps, usually, that do not require margin deposits.

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.21	12.31.20	12.31.21	12.31.20
Assets position	285,243	411,650	60,884	69,416

Foreign Currency	243,812	316,322	116	1,265
US$ (1)	148,060	97,753	—	306
EUR (1)	90,114	91,863	—	888
NDF US$ (3)	5,638	126,706	116	71

Floating rate	—	44,560	—	127
CDI (1)	—	44,560	—	127

Inflation rates	41,431	50,768	60,768	68,024
IPCA (2)	41,431	50,768	60,768	68,024

Liabilities position	(285,243)	(411,650)	(73,560)	(74,980)

Floating rate	(279,605)	(240,384)	(73,560)	(67,609)
CDI (1) (2)	(279,605)	(240,384)	(73,560)	(67,609)

Fixed rate	(5,638)	(126,706)	—	(6,662)
NDF US$ (3)	(5,638)	(126,706)	—	(6,662)

Foreign Currency	—	(44,560)	—	(709)
US$ (1)	—	(44,560)	—	(709)

	Assets position		60,884	69,416
	Current		6,451	5,902
	Non-current		54,433	63,514

	Liabilities position		(73,560)	(74,980)
	Current		(4,538)	(8,864)
	Non-current		(69,022)	(66,116)
	Amounts payable, net		(12,676)	(5,564)
(1)

Foreign currency swaps (Euro and CDI x Euro) (R$88,168)) and (US$ and CDI x US$) (R$147,271) - maturing through February 21, 2022 to hedge currency risk affecting net amounts payable (carrying amount R$89,918 in Euros and LIBOR) and receivables (carrying amount R$147,769 in US$).

(2)	IPCA x CDI swaps (R$226,360) - maturing in 2033 to hedge risk of change pegged to IPCA (carrying amount R$226,360).
(3)

NDF US$ x R$ (R$29,592) - forward operations contracted with maturity up to January 27, 2022, with the objective of protecting against risks of exchange rate variations in service contracts (book value of R$ R$29,592 in dollars).

The table below shows the breakdown of swaps maturing after December 31, 2021:

							Amount
	Maturing in						receivable
						2027	(payable) on
Swap contract	2022	2023	2024	2025	2026	onwards	12.31.21
Foreign currency x CDI	(4,559)	—	—	—	—	—	(4,559)
CDI x Foreign Currency	—	—	—	—	—	—	—
IPCA x CDI	6,356	5,462	5,136	4,813	4,482	(34,482)	(8,233)
NDF US$ x Fixed rate	116	—	—	—	—	—	116
Total	1,913	5,462	5,136	4,813	4,482	(34,482)	(12,676)

For the purposes of preparing its financial statements, the Company adopted the fair value hedge accounting methodology for its foreign currency swaps x CDI and IPCA x CDI for hedging or financial debt. Under this arrangement, both derivatives and hedged risk are recognized at fair value.

On December 31, 2021 and 2020, the transactions with derivatives generated a negative e positive consolidated net result of R$12,690 and R$2,034, respectively (Note 28).

c.2) Sensitivity analysis to the Company’s risk variables

CVM Resolution 475/2008 requires listed companies to disclose sensitivity analyses for each type of market risk that management understands to be significant when originated by financial instruments to which the entity is exposed at the end of each period, including all derivative financial instrument transactions.

In making the above analysis, each of the transactions with derivative financial instruments was assessed and assumptions included a probable scenario and two others that could adversely impact the Company.

In the probable scenario assumption used, on the maturity dates of each of the transactions, were the market rates for the B3 yield curves (currencies and interest rates), and data from the IBGE, Central Bank, FGV, among others. In the probable scenario, there is no impact on the fair value of the above-mentioned derivatives. However, for Scenarios II and III, as per CVM ruling, risk variables were stressed by 25% and 50% respectively.

Since the Company only holds derivatives to hedge its foreign currency assets and liabilities, changing scenarios are tracked by the corresponding hedged items the effects are almost non-existent. For these transactions, the Company reported the consolidated net exposure in each of the above-mentioned three scenarios on December 31, 2021.

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	88,168	110,209	132,251
Payables in EUR	Debt (appreciation risk EUR)	(112,764)	(140,955)	(169,146)
Receivables in EUR	Debt (depreciation risk EUR)	22,847	28,558	34,270
	Net Exposure	(1,749)	(2,188)	(2,625)

Hedge (assets position)	Derivatives (depreciation risk US$)	147,271	184,089	220,907
Payables in US$	Debt (appreciation risk US$)	(365,628)	(457,034)	(548,441)
Receivables in US$	Debt (depreciation risk US$)	217,859	272,324	326,788
	Net Exposure	(498)	(621)	(746)

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	226,360	208,711	193,191
Debt in IPCA	Debt (risk of increase in IPCA)	(226,360)	(208,711)	(193,191)
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	29,592	36,990	44,388
OPex in US$	OPex (appreciation risk US$)	(29,592)	(36,990)	(44,388)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	300,085	282,435	266,916
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(178,461)	(178,461)	(178,461)
	Net Exposure	121,624	103,974	88,455
Total net exposure in each scenario		119,377	101,165	85,084

Net effect on changes in current fair value		—	(18,212)	(34,293)

The assumptions used by the Company for the sensitivity analysis on December 31, 2021 were as follows:

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.5805	6.9756	8.3708
EUR	6.3208	7.9128	9.4954
IPCA	10.06%	12.58%	15.09%
IGPM	17.78%	22.23%	26.67%
CDI	9.15%	11.44%	13.73%

For calculation of the net exposure for the sensitivity analysis, all derivatives were considered at market value and hedged items designated for hedges for accounting purposes were also considered at fair value.

The fair values shown in the table above are based on the portfolio position on December 31, 2021, but do not reflect an estimate for realization due to the dynamism of the market, which is constantly monitored by the Company. The use of different assumptions could significantly affect the estimates.

d) Classification of financial assets and liabilities by category and fair value hierarchy

For the purposes of disclosing fair value, the Company and its subsidiaries determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy. Below, we present the composition and classification of financial assets and liabilities as of December 31, 2021 and 2020.

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.21	12.31.20	12.31.21	12.31.20
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		6,448,483	5,762,081	6,448,483	5,762,081
Financial investments (note 4)	Amortized cost		30,109	—	30,109	—
Trade accounts receivable (Note 5)	Amortized cost		8,100,269	8,182,667	8,100,269	8,182,667
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	6,451	5,902	6,451	5,902
Sale of real estate and other receivables (Note 11)	Amortized cost		132,963	120,105	132,963	120,105
Related-party receivables (Note 29)	Amortized cost		301,427	72,340	301,427	72,340

Non-current
Financial investments (note 4)	Amortized cost		37,238	46,280	37,238	46,280
Trade accounts receivable (Note 5)	Amortized cost		470,882	379,898	470,882	379,898
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	54,433	63,514	54,433	63,514
Sale of real estate and other receivables (Note 11)	Amortized cost		97,523	89,803	97,523	89,803
Related-party receivables (Note 29)	Amortized cost		364,861	495	364,861	495
Total financial assets			16,044,639	14,723,085	16,044,639	14,723,085

Financial Liabilities
Current
Trade accounts payable, net (Note 17)	Amortized cost		7,132,402	6,613,004	7,132,402	6,613,004
Loans, financing and leases (Note 21)	Amortized cost		224,606	375,756	224,606	375,772
Loans, financing and leases (Note 21)	Measured at fair value through profit or loss	Level 2	2,907,481	2,262,048	2,907,481	2,262,048
Debentures (Note 21)	Amortized cost		1,028,463	1,044,668	1,028,787	1,030,528
5G Licenses (Note 21)	Amortized cost		2,746,342	—	2,746,342	—
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	4,538	8,864	4,538	8,864
Liabilities with ANATEL (Note 23)	Amortized cost		47,976	52,466	47,976	52,466
Amounts to be refunded to customers (Note 23)	Amortized cost		43,964	44,973	43,964	44,973
Liabilities with related parties (Note 29)	Amortized cost		134,221	33,244	134,221	33,244

Non-current
Loans, financing and leases (Note 21)	Amortized cost		4	51	4	49
Loans, financing and leases (Note 21)	Measured at fair value through profit or loss	Level 2	8,322,618	8,556,735	8,322,618	8,556,735
Debentures (Note 21)	Amortized cost		—	999,908	—	986,662
5G Licenses (Note 21)	Amortized cost		1,704,464	—	1,704,464	—
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	69,022	66,116	69,022	66,116
Liabilities with ANATEL (Note 23)	Amortized cost		517,147	471,140	517,147	—
Liabilities with related parties (Note 29)	Amortized cost		3,640	587	3,640	587
Total financial liabilities			24,886,888	20,529,560	24,887,212	20,031,048

e)  Capital management

The purpose of the Company’s capital management is to ensure maintenance of a high credit rating and an optimal capital ratio to support the Company’s business and maximize shareholder value.

The Company manages its capital structure by making adjustments and adapting to current economic conditions. For this purpose, the Company may pay dividends, obtain new loans, issue debentures and contract derivatives. For the year ended December 31, 2021, there were no changes in capital structure objectives, policies or processes.

The Company’s debt structure includes loans, financing, debentures, leases, 5G licenses and transactions with derivatives, less cash and cash equivalents, financial investments and accounts receivable for credit rights (FIDC).

The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.21	12.31.20
Cash and cash equivalents	6,448,483	5,762,081
Financial investments	30,109	—
Accounts receivable - FIDC	25,071	1,975
Loans, financing, debentures, leases and 5G Licenses	(16,933,978)	(13,239,166)
Derivative transactions, net	(12,676)	(5,564)
Net debt	10,442,991	7,480,674
Net equity	70,006,196	69,556,764
Net debt-to-equity ratio	14.92%	10.75%

f)  Risk management policy

The Company and its subsidiaries are exposed to several market risks as a result of its commercial operations, debts contracted to finance its activities and debt-related financial instruments.

f.1) Currency Risk

The Company is exposed to the foreign exchange risk for financial assets and liabilities denominated in foreign currencies, which may generate a smaller amount receivable or larger amount payable depending on the exchange rate in the period.

Hedging transactions were executed to minimize the risks associated with exchange rate on financial assets and liabilities in foreign currencies. This balance is subject to daily changes due to the dynamics of the business. However, the Company intends to cover the net balance of these assets and obligations (US$21,129 thousand, €14,124 thousand and £66 thousand paid by December 31, 2021 and US$3,845 thousand, €14,508 thousand and £66 thousand paid by December 31, 2020) to mitigate its foreign exchange risks.

f.2) Interest and Inflation Risk

This risk may arise from an unfavorable change in the domestic interest rate, which may adversely affect financial expenses from the portion of debentures referenced to the CDI and liability positions in derivatives (currency hedge and IPCA) pegged to floating interest rates (CDI).

To reduce exposure to the floating interest rate (CDI), the Company and its subsidiaries invested cash equivalents of R$6,344,942 and R$5,570,106 on December 31, 2021 and 2020, respectively, mostly in short-term CDI-based financial investments (CDBs). The carrying amounts of these instruments approximate their fair values, as they may be redeemed in the short term.

f.3) Liquidity Risk

Liquidity risk consists of the eventuality that the Company does not have sufficient funds to meet its commitments due to the different realization and settlement terms of its rights and obligations.

The Company structures the maturity dates of non-derivative financial contracts (Note 21), and their respective derivatives, as shown in the schedule of payments disclosed in this note, to avoid affecting their liquidity.

The Company’s cash flow and liquidity are managed on a daily basis by the operating departments to ensure that cash flows and contracted funding, when necessary, it is sufficient to meet scheduled commitments in to avoid liquidity risk.

The maturity profile of consolidated financial liabilities includes future principal and interest amounts up to the maturity date. For fixed rate liabilities, interest was calculated based on the indices established in each contract. For floating rate liabilities, interest was calculated based on the market forecast for each period.

f.4) Credit Risk

The credit risk arises from the possibility of the Company and its subsidiaries incurring losses due to difficulty in receiving amounts billed to their customers and sales of prepaid handsets and cards that have been pre-activated for the distribution network.

The credit risk on accounts receivable is diversified and mitigated by strict control of the customer base. The Company constantly monitors the level of accounts receivable from postpaid services and limits bad credit risk by cutting off access to telephone lines if bills are past due. The mobile customer base predominantly uses the prepaid system, which requires purchase of credits beforehand and therefore does not pose credit risk. Exceptions are made for emergency services that must be maintained for security or national defense reasons.

Credit risk on sales of pre-activated prepaid handsets and cards is managed by a conservative policy for granting credit, using modern credit scoring methods, analyzing financial statements and consultations to commercial databases, in addition to requesting guarantees.

The Company and its subsidiaries are also subject to credit risk arising from their investments, letters of guarantee received as collateral for certain transactions and receivables from derivative transactions. The Company and its subsidiaries control the credit limits granted to each counterpart and diversify this exposure across first-tier financial institutions as per current credit policies of financial counterparts.

f.5) Environmental Risks

The Company’s operations and properties are subject to various environmental laws and regulations that, among others, govern environmental licenses and records, protection of fauna and flora, air emissions, waste management and remediation of contaminated sites. If the Company are unable to meet present and future requirements, or identify and manage new or existing environmental liabilities, the Company will have to incur significant costs, which include cleaning costs, indemnities, compensation, remediation of contaminated areas, conduct adjustment, fines, suspension activities and other penalties, investments to improve facilities or change processes, or interruption of operations, in addition to damage to reputation in the market.

The identification of new relevant environmental issues, changes in assessment criteria by regulatory agencies, the entry into force of more severe laws and regulations or other unforeseen events may result in significant environmental liabilities. The occurrence of any of these factors could have a material adverse effect on the Company’s business, results of operations and financial and equity condition. According to article 75 of Law No. 9,605/1998, the maximum fine for non-compliance with the environmental law is R$50,000,000.00 (fifty million reais), with losses related to embargoes or administrative sanctions, in addition to indemnities and repairs for damages caused to the environment.

f.6) Risks Relating to the Brazilian Telecommunications Industry and the Company

The Company’s business is subject to extensive regulation, including any regulatory changes that may occur during the terms of the concession agreements and the Company’s authorizations to provide telecommunication services in Brazil. ANATEL, the country’s telecommunications industry regulator, regulates, among other matters: industry policies and regulations; licensing (including licensing of spectrum and bidding processes); fees and tariffs; competition, incentives and restrictions (including the Company’s ability to grow by acquiring other telecommunications businesses); service, technical and quality standards; consumer rights; penalties and other sanctions related to interconnection and agreements; and obligations related to the universalization of services.

The Brazilian telecommunications regulatory framework is continuously evolving. The interpretation and enforcement of regulations, the assessment of compliance with regulations and the flexibility of regulatory authorities are all marked by uncertainty. The Company operate under authorizations and a concession from the Brazilian government, and the ability to maintain these authorizations and concession is a precondition to the Company’s success. However, because of the changing nature of the Brazilian regulatory framework, the Company cannot guarantee that ANATEL will not adversely modify the terms of the Company’s authorizations and/or licenses. According to the Company operating authorizations and licenses, must meet specific requirements and maintain minimum quality, coverage and service standards. Any failure to comply with these requirements may result in the imposition of fines, penalties and/or other regulatory responses, including the termination of the Company’s operating authorizations and concession. Any partial or total termination of any of the Company’s operating authorizations and licenses or the Company’s concession would have a material adverse effect on the Company’s business, financial condition, revenues, results of operations and prospects.

In recent years, ANATEL has reviewed and introduced regulatory changes, especially regarding asymmetric competition measures and interconnection fees charged among local providers of telecommunications services. Asymmetric competition measures may include regulations aimed at rebalancing markets where one participant has significantly different market power over other competitors. The adoption of disproportionately asymmetric measures could have a material adverse effect on the Company’s business, financial condition, revenues, results of operations and prospects.

With respect to interconnection fees, these are an important part of the Company’s revenue and cost bases. These fees are charged between telecommunications service providers in order to allow and remunerate the interconnected use of their networks. To the extent that changes to the rules governing interconnection fees reduce the amount of fees the Company can receive, or ability to collect such fees, the Company’s businesses, financial conditions, revenues, results of operations and prospects could be adversely affected.

Therefore, the Company’s business, results of operations, revenues and financial conditions could be negatively affected by the actions of the Brazilian authorities, including, in particular, the following: the introduction of new or stricter operational and/or service requirements; the granting of operating licenses in the Company’s areas; limitations on interconnection fees the Company may charge to other telecommunications service providers; imposition of significant sanctions or penalties regarding failures to comply with regulatory obligations; delays in the granting of, or the failure to grant, approvals for rate increases; and antitrust limitations imposed by ANATEL and CADE.

f.7) Insurance Coverage

The policy of the Company and its subsidiaries, as well as the Telefónica Group, includes contracting insurance coverage for all assets and liabilities involving significant and high-risk amounts, based on management’s judgment and following Telefónica corporate program guidelines.

On December 31, 2021, maximum limits of claims (established pursuant to the agreements of each entity consolidated by the Company) for significant assets, liabilities or interests covered by insurance and their respective amounts were R$900,000 for operational risks (including business interruption) and R$75,000 for general civil liability.

f.8) Compliance

The Company complies with Brazilian anti-corruption laws and regulations where its are securities traded. In particular, the Company is subject, in Brazil, to the Law n 12.846/2013 and, in the United States, to the U.S. Foreign Corrupt Practices Act of 1977.

Although the Company has internal policies and procedures designed to ensure compliance with the these anti-corruption laws and regulations, there can be no assurance that such policies and procedures will be sufficient or that the Company’s employees, directors, officers, partners, agents and service providers will not take actions in violation of the Company’s policies and procedures (or otherwise in violation of the relevant anti-corruption laws and regulations) for which the Company or they may be ultimately held responsible. Violations of anti-corruption laws and regulations could lead to financial penalties, damage to the Company’s reputation or other legal consequences that could have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company develops and implements initiatives to ensure the continuous improvement of its compliance program, through an organizational and governance structure that guarantees a performance based on ethics, transparency and respect for applicable laws and standards.

f.9) Impacts of the Coronavirus pandemic (COVID-19)

In March 2020, the World Health Organization (“WHO”) declared that the outbreak of Coronavirus (COVID-19) to be a pandemic. COVID-19 has negatively impacted the global economy, disrupted supply chains, created significant volatility and impacted financial markets resulting in an economic slowdown. The outbreak and rapid spread of COVID-19 has resulted in a substantial reduction in commercial activities worldwide and weakened economic conditions, both in Brazil and abroad.

As part of its efforts to curb the spread of COVID-19, federal, state and municipal governments at times imposed various restrictions on the conduct of business and travel. Government restrictions, such as requests to stay at home, quarantine and worker absenteeism, have led to a significant number of business closings slowdowns. Such restrictions had an adverse impact on the Company and some of its customers and suppliers operated below their capacities or completely paralyzed their operations, which adversely affected the Company’s sales.

As the COVID-19 pandemic developed during 2020, and continues to-date, the Company’s main focus was and will continue to be the health, safety and well-being of its employees, customers and suppliers. To continue its operations, as permitted by the respective federal, state and municipal governments, the Company has adopted numerous measures to protect its employees, customers and suppliers. These include, among others, adhering to social distance protocols, allowing the majority of its employees to work from home, suspending non-essential travel, disinfecting facilities and workspaces extensively and frequently, suspending non-essential visitors and requiring the use of facial masks for employees who need to be present at the Company’s facilities. The Company expects to continue with these measures and may take other actions or adapt its policies, according to the requirements and guidelines of government authorities or according to the best interest of its employees, customers and suppliers.

The measures imposed by federal, state and municipal governments, resulting in a substantial reduction in commercial activities, except for essential goods services providers, such as telecommunications services. This allowed the Company to continue providing its main services on an uninterrupted basis.

As a result of the global economic slowdown caused by the COVID-19 pandemic, the Company experienced reduced demand and, consequently, has experienced some impacts on its business and results. Should this scenario persist, it may have a significant adverse effect on the economies and global financial markets, as well as on the Company’s business, results of operations and financial situation.

The possible effects on the Company’s business will depend on the intensity and extent of the COVID-19 pandemic, alleviated by the vaccination campaign, which started in Brazil in January 2021.

Thus, management cannot accurately predict the impacts on the business, as it will depend on a number of factors, namely:

●	The duration and scope of the pandemic.
●	Government, business and individual actions that were and continue to be taken in response to the pandemic.
●	The impact of the pandemic on economic activity and actions taken in response.
●	The time it will take for economic activity to return to previous levels.
●	The effect on the Company’s customers and the demand for its products and services.
●	The Company’s ability to continue selling its products and services, including to those working from home.
●	Ability of the Company’s customers to pay for its products and services; and
●	Any closings of the Company’s facilities and those of its customers and suppliers.

Among the main impacts resulting from COVID-19 in 2021, are:

●	Reduction of commercial activities in stores due to temporary closure in the period, which has already returned to normal activity; and
●	The Company maintained its offer to customers the possibility of making installments with payments in up to 10 installments, free of fines and interest.

In the year ended December 31, 2021, no material effects were noted on the Company’s operations; it continues to evaluate and monitor government responses and economic performance and the potential impacts on its operations.